SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Disclosure of Significant Accounting Policies [Abstract]
Statement of Compliance	Statement of Compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IASB”) (“IFRS”).
These consolidated financial statements were authorized for issuance by the Board of Directors of the company on March 24, 2023.

Disclosure of expected impact of initial application of new standards or interpretations [text block]
i.    Insurance Contracts
In May 2017, the IASB published IFRS 17, Insurance Contracts (“IFRS 17”), which establishes principles for the recognition, measurement, presentation and disclosure of insurance contracts. IFRS 17 will replace IFRS 4, Insurance Contracts, and will be applied retrospectively. In June 2020, the IASB proposed an amendment to IFRS 17 providing a one-year deferral on the effective date of the standard to January 1, 2023. IFRS 17 requires insurance contract liabilities to be measured at a current fulfillment value and provides a more uniform measurement and presentation approach for all insurance contracts.
The company is currently assessing the impact of IFRS 17 on its operations.
ii.    Amendments to IAS 1 – Presentation of Financial Statements (“IAS 1”)
The amendments clarify how to classify debt and other liabilities as current or non-current. The amendments to IAS 1 apply to annual reporting periods beginning on or after January 1, 2024.
The company is currently assessing the impact of these amendments.

Basis of preparation
d    Basis of Presentation
The consolidated financial statements are prepared on a going concern basis.
i.    Subsidiaries
The consolidated financial statements include the accounts of the company and its subsidiaries, which are the entities over which the company exercises control. Control exists when the company is able to exercise power over the investee, is exposed to variable returns from its involvement with the investee and has the ability to use its power over the investee to affect the amount of its returns. Subsidiaries are consolidated from the date control is obtained and continue to be consolidated until the date when control is lost. The company includes 100% of its subsidiaries’ revenues and expenses in the Consolidated Statements of Operations and 100% of its subsidiaries’ assets and liabilities on the Consolidated Balance Sheets, with non-controlling interests in the equity of the company’s subsidiaries included within the company’s equity. All intercompany balances, transactions, unrealized gains and losses are eliminated in full.
The company continually reassesses whether or not it controls an investee, particularly if facts and circumstances indicate there is a change to one or more of the control criteria previously mentioned. In certain circumstances when the company has less than a majority of the voting rights of an investee, it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The company considers all relevant facts and circumstances in assessing whether or not the company’s voting rights are sufficient to give it control of an investee.
Certain of the company’s subsidiaries are subject to profit sharing arrangements, such as carried interest, between the company and the non-controlling equity holders, whereby the company is entitled to a participation in profits, as determined under the agreements. The attribution of net income amongst equity holders in these subsidiaries reflects the impact of these profit-sharing arrangements when the attribution of profits as determined in the agreement is no longer subject to adjustment based on future events and correspondingly reduces non-controlling interests’ attributable share of those profits.
Gains or losses resulting from changes in the company’s ownership interest of a subsidiary that do not result in a loss of control are accounted for as equity transactions and are recorded within ownership changes as a component of equity. When we dispose of all or part of a subsidiary resulting in a loss of control, the difference between the carrying value of what is sold and the proceeds from disposition is recognized within other income and gains in the Consolidated Statements of Operations.
Refer to Note 2(r) for an explanation of the company’s accounting policy for business combinations and to Note 4 for additional information on subsidiaries of the company with significant non-controlling interests.
ii.    Associates and Joint Ventures
Associates are entities over which the company exercises significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but without control or joint control over those policies. Joint ventures are joint arrangements whereby the parties that have joint control of the arrangement have the rights to the net assets of the joint arrangement. Joint control is the contractually agreed sharing of control over an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control. The company accounts for associates and joint ventures using the equity method of accounting within equity accounted investments on the Consolidated Balance Sheets.
Interests in associates and joint ventures accounted for using the equity method are initially recognized at cost. At the time of initial recognition, if the cost of the associate or joint venture is lower than the proportionate share of the investment’s underlying fair value, the company records a gain on the difference between the cost and the underlying fair value of the investment in net income. If the cost of the associate or joint venture is greater than the company’s proportionate share of the underlying fair value, goodwill relating to the associate or joint venture is included in the carrying amount of the investment. Subsequent to initial recognition, the carrying value of the company’s interest in an associate or joint venture is adjusted for the company’s share of comprehensive income and distributions of the investee. Profit and losses resulting from transactions with an associate or joint venture are recognized in the consolidated financial statements based on the interests of unrelated investors in the investee. The carrying value of associates or joint ventures is assessed for indicators of impairment at each balance sheet date. Impairment losses on equity accounted investments may be subsequently reversed in net income. Further information on the impairment of long-lived assets is available in Note 2(m).
iii.    Joint Operations
A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, related to the arrangement. Joint control is the contractually agreed sharing of control of an arrangement that exists only when decisions about the relevant activities require unanimous consent of parties sharing control. The company recognizes only its assets, liabilities and share of the results of operations of the joint operation. The assets, liabilities and results of joint operations are included within the respective line items of the Consolidated Balance Sheets, Consolidated Statements of Operations and Consolidated Statements of Comprehensive Income.

Description of accounting policy for subsidiaries [text block]
i.    Subsidiaries
The consolidated financial statements include the accounts of the company and its subsidiaries, which are the entities over which the company exercises control. Control exists when the company is able to exercise power over the investee, is exposed to variable returns from its involvement with the investee and has the ability to use its power over the investee to affect the amount of its returns. Subsidiaries are consolidated from the date control is obtained and continue to be consolidated until the date when control is lost. The company includes 100% of its subsidiaries’ revenues and expenses in the Consolidated Statements of Operations and 100% of its subsidiaries’ assets and liabilities on the Consolidated Balance Sheets, with non-controlling interests in the equity of the company’s subsidiaries included within the company’s equity. All intercompany balances, transactions, unrealized gains and losses are eliminated in full.
The company continually reassesses whether or not it controls an investee, particularly if facts and circumstances indicate there is a change to one or more of the control criteria previously mentioned. In certain circumstances when the company has less than a majority of the voting rights of an investee, it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The company considers all relevant facts and circumstances in assessing whether or not the company’s voting rights are sufficient to give it control of an investee.
Certain of the company’s subsidiaries are subject to profit sharing arrangements, such as carried interest, between the company and the non-controlling equity holders, whereby the company is entitled to a participation in profits, as determined under the agreements. The attribution of net income amongst equity holders in these subsidiaries reflects the impact of these profit-sharing arrangements when the attribution of profits as determined in the agreement is no longer subject to adjustment based on future events and correspondingly reduces non-controlling interests’ attributable share of those profits.
Gains or losses resulting from changes in the company’s ownership interest of a subsidiary that do not result in a loss of control are accounted for as equity transactions and are recorded within ownership changes as a component of equity. When we dispose of all or part of a subsidiary resulting in a loss of control, the difference between the carrying value of what is sold and the proceeds from disposition is recognized within other income and gains in the Consolidated Statements of Operations.
Refer to Note 2(r) for an explanation of the company’s accounting policy for business combinations and to Note 4 for additional information on subsidiaries of the company with significant non-controlling interests.

Description of accounting policy for investment in associates and joint ventures [text block]
ii.    Associates and Joint Ventures
Associates are entities over which the company exercises significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but without control or joint control over those policies. Joint ventures are joint arrangements whereby the parties that have joint control of the arrangement have the rights to the net assets of the joint arrangement. Joint control is the contractually agreed sharing of control over an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control. The company accounts for associates and joint ventures using the equity method of accounting within equity accounted investments on the Consolidated Balance Sheets.
Interests in associates and joint ventures accounted for using the equity method are initially recognized at cost. At the time of initial recognition, if the cost of the associate or joint venture is lower than the proportionate share of the investment’s underlying fair value, the company records a gain on the difference between the cost and the underlying fair value of the investment in net income. If the cost of the associate or joint venture is greater than the company’s proportionate share of the underlying fair value, goodwill relating to the associate or joint venture is included in the carrying amount of the investment. Subsequent to initial recognition, the carrying value of the company’s interest in an associate or joint venture is adjusted for the company’s share of comprehensive income and distributions of the investee. Profit and losses resulting from transactions with an associate or joint venture are recognized in the consolidated financial statements based on the interests of unrelated investors in the investee. The carrying value of associates or joint ventures is assessed for indicators of impairment at each balance sheet date. Impairment losses on equity accounted investments may be subsequently reversed in net income. Further information on the impairment of long-lived assets is available in Note 2(m).

Description of accounting policy for investments in joint operations [Text Block]
iii.    Joint Operations
A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, related to the arrangement. Joint control is the contractually agreed sharing of control of an arrangement that exists only when decisions about the relevant activities require unanimous consent of parties sharing control. The company recognizes only its assets, liabilities and share of the results of operations of the joint operation. The assets, liabilities and results of joint operations are included within the respective line items of the Consolidated Balance Sheets, Consolidated Statements of Operations and Consolidated Statements of Comprehensive Income.

Description of accounting policy for foreign currency translation [text block]
e)     Foreign Currency Translation
The U.S. dollar is the functional and presentation currency of the company. Each of the company’s subsidiaries, associates, joint ventures and joint operations determines its own functional currency and items included in the consolidated financial statements of each subsidiary, associate, joint venture and joint operation are measured using that functional currency.
Assets and liabilities of foreign operations having a functional currency other than the U.S. dollar are translated at the rate of exchange prevailing at the reporting date and revenues and expenses at average rates during the period. Gains or losses on translation are accumulated as a component of equity. On the disposal of a foreign operation, or the loss of control, joint control or significant influence, the component of accumulated other comprehensive income relating to that foreign operation is reclassified to net income. Gains or losses on foreign currency-denominated balances and transactions that are designated as hedges of net investments in these operations are reported in the same manner.
Foreign currency-denominated monetary assets and liabilities of the company are translated using the rate of exchange prevailing at the reporting date, and non-monetary assets and liabilities measured at fair value are translated at the rate of exchange prevailing at the date when the fair value was determined. Revenues and expenses are measured at average rates during the period. Gains or losses on translation of these items are included in net income. Gains or losses on transactions that hedge these items are also included in net income. Foreign currency denominated non-monetary assets and liabilities, measured at historic cost, are translated at the rate of exchange at the transaction date.
Description of accounting policy for determining components of cash and cash equivalents [text block]	f) Cash and Cash Equivalents Cash and cash equivalents include cash on hand, demand deposits and highly liquid short-term investments with original maturities of three months or less.
Description of accounting policy for transactions with related parties [text block]
g)     Related Party Transactions
In the normal course of operations, the company enters into various transactions on market terms with related parties. The majority of transactions with related parties are between consolidated entities and eliminate on consolidation. The company and its subsidiaries may also transact with entities over which the company has significant influence or joint control. Amounts owed to and by associates and joint ventures are not eliminated on consolidation. The company’s subsidiaries with significant non-controlling interests are described in Note 4 and its associates and joint ventures are described in Note 10.
In addition to our subsidiaries and equity accounted investments, we consider key management personnel, the Board of Directors and material shareholders to be related parties. See Note 27 for additional details.

Description of accounting policy for investment property [text block]
i.    Investment Properties
The company uses the fair value method to account for real estate classified as investment properties. A property is determined to be an investment property when it is principally held either to earn rental income or for capital appreciation, or both. Investment properties also include properties that are under development or redevelopment for future use as investment property. Investment properties are initially measured at cost including transaction costs, or at fair value if acquired in a business combination. Subsequent to initial recognition, investment properties are carried at fair value. Gains or losses arising from changes in fair value are included in net income during the period in which they arise.
Fair values are completed by undertaking one of two accepted approaches: (i) discounting the expected future cash flows, generally over a term of 10 years including a terminal value based on the application of a capitalization rate to estimated year 11 net operating income, typically used for our office, retail and logistics assets; or (ii) undertaking a direct capitalization approach for certain of our LP investments and directly held multifamily assets whereby a capitalization rate is applied to estimated stabilized annual net operating income. The future cash flows of each property are based upon, among other things, rental income from current leases and assumptions about rental income from future leases reflecting current conditions, less future cash outflows relating to such current and future leases.
Commercial developments are also measured using a discounted cash flow model, net of costs to complete, as of the balance sheet date. Development sites in the planning phases are measured using comparable market values for similar assets.

Description of accounting policy for property, plant and equipment [text block]
ii.    Property, Plant and Equipment
The company uses the revaluation method of accounting for certain classes of property, plant and equipment (“PP&E”) as well as certain assets which are under development for future use as PP&E. PP&E measured using the revaluation method is initially measured at cost, or at fair value if acquired in a business combination, and subsequently carried at its revalued amount, being the fair value at the date of the revaluation less any subsequent accumulated depreciation and any accumulated impairment losses. Revaluations are performed on an annual basis at the end of each fiscal year, commencing in the first year subsequent to the date of acquisition, unless there is an indication that assets are impaired. Where the carrying amount of an asset increases as a result of a revaluation, the increase is recognized in other comprehensive income and accumulated in equity in revaluation surplus, unless the increase reverses a previously recognized revaluation loss recorded through net income, in which case that portion of the increase is recognized in net income.
Where the carrying amount of an asset decreases, the decrease is recognized in other comprehensive income to the extent there is any balance existing in revaluation surplus in respect of the asset, with the remainder of the decrease recognized in net income. Depreciation of an asset commences when it is available for use. On loss of control or partial disposition of an asset measured using the revaluation method, all accumulated revaluation surplus or the portion disposed of, respectively, is transferred into retained earnings or ownership changes, respectively.
PP&E held in our Private Equity segment, which include right-of-use assets, are measured at cost less accumulated depreciation and accumulated impairment losses, if any. Land is carried at cost whereas finite-life assets such as buildings and equipment are carried at cost less accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on a systematic basis over the assets’ useful life.
Depreciation methods and useful lives are reassessed at least annually regardless of the measurement method used.
Renewable Power and Transition
Renewable Power and Transition generally determines the fair value of its PP&E by using a 20-year discounted cash flow model for the majority of its assets. This model incorporates future cash flows from long-term power purchase agreements that are in place where it is determined that the power purchase agreements are linked specifically to the related power generating assets. The model also includes estimates of future electricity prices, anticipated long-term average generation, estimated operating and capital expenditures, and assumptions about future inflation rates and discount rates by geographical location.
Depreciation on renewable power assets is calculated on a straight-line basis over the estimated service lives of the assets, which are as follows:

(YEARS)	Useful Lives
Dams	Up to 115
Penstocks	Up to 60
Powerhouses	Up to 115
Hydroelectric generating units	Up to 115
Wind generating units	Up to 30
Solar generating units	Up to 35
Gas-fired cogenerating (“Cogeneration”) units	Up to 40
Other assets	Up to 60
Cost is allocated to the significant components of power generating assets and each component is depreciated separately.
The depreciation of PP&E in our Brazilian Renewable Power and Transition operations is based on the duration of the authorization or the useful life of a concession. The weighted-average remaining duration as at December 31, 2022 is 35 years (2021 – 31 years). Land rights are included as part of the concession or authorization and are subject to depreciation.
Infrastructure
Utilities, transport, midstream and data assets within our Infrastructure segment as well as assets under development classified as PP&E on the Consolidated Balance Sheet are accounted for using the revaluation method. The company determines the fair value of its utilities, transport, midstream and data assets using both the discounted cash flow and depreciated replacement cost methods, which include estimates of forecasted revenue, operating costs, maintenance and other capital expenditures. Valuations are performed internally on an annual basis. Discount rates are selected for each asset, giving consideration to the volatility and geography of its revenue streams.
Depreciation on utilities, transport, midstream and data assets is calculated on a straight-line or declining balance basis over the estimated service lives of the components of the assets, which are as follows:

(YEARS)	Useful Lives
Buildings	Up to 75
Transmission stations, towers and related fixtures	Up to 40
Leasehold improvements	Up to 50
Plant and equipment	Up to 40
Network systems	Up to 65
Track	Up to 40
District energy systems	Up to 50
Pipelines	Up to 20
Gas storage assets	Up to 50
Public service concessions that provide the right to charge users for a service in which the service and fee is regulated by the grantor are accounted for as intangible assets.
Private Equity
The company accounts for its Private Equity PP&E using the cost model. Costs include expenditures that are directly attributable to the acquisition of the asset. Depreciation of an asset commences when it is available for use. PP&E is depreciated for each component of the following asset classes as follows:

(YEARS, UNLESS OTHERWISE NOTED)	Useful Lives
Buildings	Up to 50
Right-of-use assets	Up to 40 but not exceeding the term of the lease
Machinery and equipment	Up to 30
Vessels	Up to 35
Oil and gas related equipment and mining property	Units of production
Real Estate
Hospitality operating assets within our Real Estate segment are classified as PP&E and are accounted for using the revaluation method. The company determines the fair value for these assets by using a depreciated replacement cost method based on the age, physical condition and the construction costs of the assets. Fair values of hospitality properties are determined using a depreciated replacement cost method based on the age, physical condition and the construction costs of the assets.

Depreciation on hospitality assets is calculated on a straight-line basis over the estimated useful lives of each component of the asset as follows:

(YEARS)	Useful Lives
Building and building improvements	2 to 50+
Land improvements	15
Furniture, fixtures and equipment	1 to 20

Description of accounting policy for measuring inventories [text block]
iii.    Inventory
Private Equity
Fuel inventories within our Private Equity segment are traded in active markets and are purchased with the view to resell in the near future, generating a profit from fluctuations in prices or margins. As a result, fuel inventories are carried at market value by reference to prices in a quoted active market, in accordance with the commodity broker-trader exemption granted by IAS 2, Inventories. Changes in fair value less costs to sell are recognized in the Consolidated Statements of Operations through direct costs. Fuel products that are held for extended periods in order to benefit from future anticipated increases in fuel prices or located in territories where no active market exists are recognized at the lower of cost and net realizable value. Products and chemicals used in the production of biofuels and renewable transport fuel obligations (“RTFO”) certificates are valued at the lower of cost and net realizable value.
Real Estate
Develop-for-sale multifamily projects, residential development lots, homes and residential condominium projects are recorded in inventory. Residential development lots are recorded at the lower of cost, which includes pre-development expenditures and capitalized borrowing costs and net realizable value, which the company determines as the estimated selling price of the inventory in the ordinary course of business in its completed state, less estimated expenses, including holding costs, costs to complete and costs to sell.

Inventories consist of land held for development, land under development, homes under construction, completed homes and model homes. In addition to direct land acquisitions, land development and improvement costs and home construction costs, costs also include interest, real estate taxes and direct overhead related to development and construction, which are capitalized to inventory during the period beginning with the commencement of development and ending with the completion of construction or development. Indirect costs are allocated to homes or lots based on the number of units in a community.
Land and housing assets are recorded at the lower of cost and net realizable value, which the company determines as the estimated selling price of the inventory in the ordinary course of business in its completed state, less estimated expenses, including holding costs, costs to complete and costs to sell.

Description of accounting policy for fair value measurement [text block]
i)    Fair Value Measurement
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.
Fair value measurement is disaggregated into three hierarchical levels: Level 1, 2 or 3. Fair value hierarchical levels are directly based on the degree to which the inputs to the fair value measurement are observable. The levels are as follows:
Level 1:    Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2:    Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the asset or liability’s anticipated life.
Level 3:    Inputs are unobservable and reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs in determining the estimate.
Refer to the investment properties and revaluation of PP&E explanations for the approach taken to determine the fair value of these operating assets.
Further information on fair value measurements is available in Notes 6, 7, 11 and 12.
Description of accounting policy for trade and other receivables [text block]	j) Accounts Receivable Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less an allowance for expected credit losses for uncollectability.
Description of accounting policy for intangible assets other than goodwill [text block]
k)    Intangible Assets
Finite life intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses and are amortized on a straight-line basis over their estimated useful lives. Amortization is recorded within direct costs in the Consolidated Statements of Operations.
Certain of the company’s intangible assets have an indefinite life as there is no foreseeable limit to the period over which the asset is expected to generate cash flows. Indefinite life intangible assets are recorded at cost unless an impairment is identified which requires a write-down to its recoverable amount.
Indefinite life intangible assets are evaluated for impairment annually or more often if events or circumstances indicate there may be an impairment. Any impairment of the company’s indefinite life intangible assets is recorded in net income in the period in which the impairment is identified. Impairment losses on intangible assets may be subsequently reversed in net income.
Gains or losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds, if any, and the carrying amount of the asset and are recognized in the Consolidated Statements of Operations in other income and gains when the asset is derecognized.
Infrastructure
Intangible assets within our Infrastructure segment primarily consist of conservancy rights, service concession arrangements, customer order backlogs, track access rights, operating network agreements and customer contracts and relationships. Concession arrangements, accounted for as intangible assets under IFRIC 12, Service Concession Arrangements (“IFRIC 12”), were mostly acquired through acquisitions of gas transmission, electricity transmission and toll road businesses and are amortized on a straight-line basis over the term of the arrangement.
The intangible assets at the Brazilian regulated gas transmission operation and Brazilian electricity transmission operation relate to concession contracts. For our Brazilian regulated gas transmission operation, the concession arrangement provides the operation with the right to operate the asset perpetually. As a result, the intangible asset is amortized over its estimated useful life. For our Brazilian electricity transmission operation, the intangible asset is amortized on a straight-line basis over the life of the contractual arrangement. The intangible assets at the Indian and Peruvian toll roads relate to the right to operate a road and charge users a specified tariff for a contractual length of time and is amortized over the life of the contractual arrangement with an average of 15 and 21 years remaining, respectively.
Refer to Note 13 of the 2022 audited consolidated financial statements for additional information on these concession arrangements.
The intangible assets at our residential infrastructure operation are comprised of contractual customer relationships, customer contracts, proprietary technology and brands. The contractual customer relationships and customer contracts represent ongoing economic benefits from leasing customers and annuity-based management agreements. Proprietary technology is recognized for the development of new metering technology, which allows the business to generate revenue through its sub-metering business. Brands represent the intrinsic value customers place on the operation’s various brand names.
Private Equity
Our Private Equity segment includes intangible assets across a number of operating companies. The majority are finite life intangible assets that are amortized on a straight-line basis over the following useful lives:

(YEARS)	Useful Lives
Water and sewage concession agreements	Up to 40
Brand names and trademarks	Up to 40
Computer software	Up to 10
Customer relationships	Up to 30
Proprietary technology	Up to 20
Real Estate
Intangible assets in our Real Estate segment are primarily of trademarks and licensing agreements. Subsequent to initial recognition, intangible assets with a finite life are measured at cost less accumulated amortization and impairment losses. Amortization is calculated on a straight-line basis over the estimated useful life of the intangible asset and is recognized in net income for the respective reporting period. Indefinite life intangible assets are recorded at cost unless an impairment is identified which requires a write-down to its recoverable amount.

Description of accounting policy for goodwill [text block]
l)    Goodwill
Goodwill represents the excess of the price paid for the acquisition of an entity over the fair value of the net identifiable tangible and intangible assets and liabilities acquired. Goodwill is allocated to the cash-generating unit to which it relates. The company identifies cash-generating units as identifiable groups of assets that generate cash inflows that are largely independent of the cash inflows from other assets or groups of assets.
Goodwill is evaluated for impairment annually or more often if events or circumstances indicate there may be an impairment. Impairment is determined for goodwill by assessing if the carrying value of a cash-generating unit, including the allocated goodwill, exceeds its recoverable amount determined as the greater of the estimated fair value less costs to sell and the value in use. Impairment losses recognized in respect of a cash-generating unit are first allocated to the carrying value of goodwill and any excess is allocated to the carrying amount of assets in the cash-generating unit. Any goodwill impairment is recorded in income in the period in which the impairment is identified. Impairment losses on goodwill are not subsequently reversed. On disposal of a subsidiary, any attributable amount of goodwill is included in determination of the gain or loss on disposal.
Description of accounting policy for impairment of assets [text block]	m) Impairment of Long-Lived Assets At each balance sheet date or more often if events or circumstances indicate there may be impairment, the company assesses whether its assets, other than those measured at fair value with changes in value recorded in net income, have any indication of impairment. An impairment is recognized if the recoverable amount, determined as the higher of the estimated fair value less costs of disposal and the discounted future cash flows generated from use and eventual disposal from an asset or cash-generating unit, is less than their carrying value. Impairment losses are recorded as fair value changes within the Consolidated Statements of Operations. The projections of future cash flows take into account the relevant operating plans and management’s best estimate of the most probable set of conditions anticipated to prevail. Where an impairment loss subsequently reverses, the carrying amount of the asset or cash-generating unit is increased to the lesser of the revised estimate of its recoverable amount and the carrying amount that would have been recorded had no impairment loss been recognized previously.
Description of accounting policy for subsidiary equity obligations [Text Block]
n)    Subsidiary Equity Obligations
Subsidiary equity obligations include subsidiary preferred equity units, subsidiary preferred shares and capital securities as well as limited-life funds and redeemable fund units.
Subsidiary preferred equity units and capital securities are preferred shares that may be settled by a variable number of common equity units upon their conversion by the holders or the company. These instruments, as well as the related accrued distributions, are classified as liabilities at amortized cost on the Consolidated Balance Sheets. Dividends or yield distributions on these instruments are recorded as interest expense. To the extent conversion features are not closely related to the underlying liability the instruments are bifurcated into debt and equity components.
Limited-life funds represent the interests of others in the company’s consolidated funds that have a defined maximum fixed life where the company has an obligation to distribute the residual interests of the fund to fund partners based on their proportionate share of the fund’s equity in the form of cash or other financial assets at cessation of the fund’s life.
Redeemable fund units represent interests of others in consolidated subsidiaries that have a redemption feature that requires the company to deliver cash or other financial assets to the holders of the units upon receiving a redemption notice.
Limited-life funds and redeemable fund units are classified as liabilities and recorded at fair value within subsidiary equity obligations on the Consolidated Balance Sheets. Changes in fair value are recorded in net income in the period of the change.
Description of accounting policy for recognition of revenue [text block]
o)    Revenue from Contracts with Customers
IFRS 15 Revenue from Contracts with Customers (“IFRS 15”), specifies how and when revenue should be recognized and requires disclosures about the nature, amount, timing and uncertainty of revenues and cash flows arising from customer contracts.
Where available, the company has elected the practical expedient available under IFRS 15 for measuring progress toward complete satisfaction of performance obligation and for disclosure requirements of remaining performance obligations. This permits the company to recognize revenue in the amount to which we have the right to invoice such that the company has a right to the consideration in an amount that corresponds directly with the value to the customer for performance completed to date.
Revenue Recognition Policies by Segment
Revenue is measured based on the consideration specified in a contract with a customer and excludes amounts collected on behalf of third parties. A performance obligation is a promise in a contract to transfer a distinct good or service (or a bundle of goods and services) to the customer and is the unit of account in IFRS 15. A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue, as, or when, the performance obligation is satisfied. The company recognizes revenue when it transfers control of a product or service to a customer.
The company recognizes revenue from the following major sources:
Asset Management
The company’s primary asset management revenue streams, which include base management fees, incentive fees (including incentive distributions and performance fees) and realized carried interest, are satisfied over time. A significant portion of our asset management revenue is inter-segment in nature and thus eliminated on consolidation; that which survives is recorded as revenue in the Consolidated Statements of Operations.
The company earns base management fees in accordance with contractual arrangements with our long-term private funds, perpetual strategies and liquid securities’ investment vehicles. Fees are typically equal to a percentage of fee-bearing capital within the respective fund or entity and are accrued quarterly. These fees are earned over the period of time that the management services are provided and are allocated to the distinct services provided by the company during the reporting period.
Incentive distributions and performance fees are incentive payments to reward the company for meeting or exceeding certain performance thresholds of managed entities. Incentive distributions, paid to us by certain of our perpetual affiliates, are determined by contractual arrangements and represent a portion of distributions paid by the perpetual affiliates above a predetermined hurdle. They are accrued as revenue on the respective affiliates’ distribution record dates if that hurdle has been achieved. Brookfield Business Partners L.P. (“BBU”) pays performance fees if the growth in its unit price exceeds a predetermined threshold, with the unit price based on the quarterly volume-weighted average price of publicly traded units. These fees are accrued on a quarterly basis subject to the performance of the respective listed vehicle.
Carried interest is a performance fee arrangement in which we receive a percentage of investment returns, generated within a private fund on carry eligible capital, based on a contractual formula. We are eligible to earn carried interest from a fund once returns exceed the fund’s contractually defined performance hurdles at which point we earn an accelerated percentage of the additional fund profit until we have earned the percentage of total fund profit, net of fees and expenses, to which we are entitled. We recognize this carried interest when a fund’s cumulative returns are in excess of preferred returns and when it is highly probable that a significant reversal will not occur, which are generally met when an underlying fund investment is profitably disposed of. Typically carried interest is not recognized as revenue until the fund is near the end of its life.
Renewable Power and Transition
The majority of revenue is derived from the sale of power and power related ancillary services both under contract and in the open market, sourced from their own power generating facilities. It is derived from the output delivered and capacity provided at rates specified under contract terms or at prevailing market rates if the sale is uncontracted. Performance obligations are satisfied over time as the customer simultaneously receives and consumes benefits as we deliver electricity and related products.
We also sell power and related products under bundled arrangements. Energy, capacity and renewable credits within power purchase agreements (“PPA”) are considered to be distinct performance obligations. A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue over time as the performance obligation is satisfied. The sale of energy and capacity are distinct goods that are substantially the same and have the same pattern of transfer as measured by the output method. Renewable credits are performance obligations satisfied at a point in time. Measurement of satisfaction and transfer of control to the customer of renewable credits in a bundled arrangement coincides with the pattern of revenue recognition of the underlying energy generation.
Infrastructure
Our infrastructure revenue is predominantly recognized over time as services are rendered. Performance obligations are satisfied based on actual usage or throughput depending on the terms of the arrangement. Contract progress is determined using a cost-to-cost input method. Any upfront payments that are separable from the recurring revenue are recognized over time for the period the services are provided.
In addition, we have certain contracts where we earn revenue at a point in time when control of the product ultimately transfers to the customer, which for our sustainable resources operations coincides with product delivery.
Private Equity
Revenue from our Private Equity segment primarily consists of: (i) sale of goods or products which is recognized as revenue when the product is shipped and title passes to the customer; (ii) the provision of services which are recognized as revenue over the period of time that they are provided; and (iii) leasing and other product offerings which is recognized under the requirements of IFRS 16, Leases (“IFRS 16”), whereas the other revenue streams are recognized under IFRS 15.
Revenue recognized over a period of time is determined using the cost-to-cost input method to measure progress towards complete satisfaction of the performance obligations as the work performed on the contracts creates or enhances an asset that is controlled by the customer. As work is performed, a contract asset in the form of contracts-in-progress is recognized, which is reclassified to accounts receivable when invoiced to the customer. If payment is received in advance of work being completed, a contract liability is recognized. Variable consideration, such as claims, incentives and variations resulting from contract modifications, is only recognized in the transaction price to the extent that it is highly probable that a significant reversal in the amount of revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.
Real Estate
Revenue from hospitality operations is generated by providing accommodation, food and beverage and leisure facilities to hotel guests. Revenue from accommodation is recognized over the period that the guest stays at the hotel; food and beverage revenue as well as revenue from leisure activities is recognized when goods and services are provided.
Real estate rental income is recognized in accordance with IFRS 16, Leases. As the company retains substantially all the risks and benefits of ownership of its investment properties, it accounts for leases with its tenants as operating leases and begins recognizing revenue when the tenant has a right to use the leased asset. The total amount of contractual rent to be received from operating leases is recognized on a straight-line basis over the term of the lease; a straight-line or free rent receivable, as applicable, is recorded as a component of investment property representing the difference between rental revenue recorded and the contractual amount received. Percentage participating rents are recognized when tenants’ specified sales targets have been met.
Revenue from residential land sales, sales of homes and the completion of residential condominium projects is recognized at the point in time when our performance obligations are met. Performance obligations are satisfied when we transfer title of a product to a customer and all material conditions of the sales contract have been met. If title of a property transfers but material future development is required, revenue will be delayed until the point in time at which the remaining performance obligations are satisfied.
Corporate Activities and Other
Dividend and interest income from other financial assets are recognized as revenue when declared or on an accrual basis using the effective interest method, in accordance with IFRS 9 Financial Instruments (“IFRS 9”).
Interest revenue from loans and notes receivable, less a provision for uncollectable amounts, is recorded on the accrual basis using the effective interest method, in accordance with IFRS 9.

Description of accounting policy for financial instruments
p)    Financial Instruments
Classification of Financial Instruments
The company classifies its financial assets as fair value through profit and loss (“FVTPL”), fair value through other comprehensive income (“FVTOCI”) and amortized cost according to the company’s business objectives for managing the financial assets and based on the contractual cash flow characteristics of the financial asset. The company classifies its financial liabilities as amortized cost or FVTPL.
•Financial instruments that are not held for the sole purpose of collecting contractual cash flows are classified as FVTPL and are initially recognized at their fair value and are subsequently measured at fair value at each reporting date. Gains and losses recorded on each revaluation date are recognized within profit or loss. Transaction costs of financial assets classified as FVTPL are expensed in profit or loss.
•Financial assets classified as FVTOCI are initially recognized at their fair value and are subsequently measured at fair value at each reporting date. The cumulative gains or losses related to FVTOCI equity instruments are not reclassified to profit or loss on disposal, whereas the cumulative gains or losses on all other FVTOCI assets are reclassified to profit or loss on disposal, when there is a significant or prolonged decline in fair value or when the company acquires a controlling or significant interest in the underlying investment and commences equity accounting or consolidating the investment. The cumulative gains or losses on all FVTOCI liabilities are reclassified to profit or loss on disposal.
•Financial instruments that are held for the purpose of collecting contractual cash flows that are solely payments of principal and interest are classified as amortized cost and are initially recognized at their fair value and are subsequently measured at amortized cost using the effective interest rate method. Transaction costs of financial instruments classified as amortized cost are capitalized and amortized in profit or loss on the same basis as the financial instrument.
Expected credit losses associated with debt instruments carried at amortized cost and FVTOCI are assessed on a forward-looking basis. The impairment methodology applied depends on whether there has been a significant increase in credit risk since initial recognition. Impairment charges are recognized in profit or loss based on the expected credit loss model.
The following table presents the types of financial instruments held by the company within each financial instrument classification:

Financial Instrument Type	Measurement
Financial Assets
Cash and cash equivalents	Amortized cost
Other financial assets
Government bonds	FVTOCI
Corporate bonds	FVTPL, FVTOCI, Amortized cost
Fixed income securities and other	FVTPL, FVTOCI, Amortized cost
Common shares and warrants	FVTPL, FVTOCI
Loan and notes receivable	FVTPL, Amortized cost
Accounts receivable and other[1]	FVTPL, Amortized cost

Financial Liabilities
Corporate borrowings	Amortized cost
Non-recourse borrowings of managed entities
Property-specific borrowings	Amortized cost
Subsidiary borrowings	Amortized cost
Accounts payable and other[1]	FVTPL, Amortized cost
Subsidiary equity obligations	FVTPL, Amortized cost
1.Includes derivative instruments.
Other Financial Assets
Other financial assets are recognized on their trade date and initially recorded at fair value with changes in fair value recorded in net income or other comprehensive income in accordance with their classification. Fair values of financial instruments are determined by reference to quoted bid or ask prices, as appropriate. Where bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used.
Other financial assets also include loans and notes receivable which are recorded initially at fair value and, with the exception of loans and notes receivable designated as FVTPL, are subsequently measured at amortized cost using the effective interest method, less any applicable provision for impairment. A provision for impairment is established when there is objective evidence that the company will not be able to collect all amounts due according to the original terms of the receivables. Loans and receivables designated as FVTPL are recorded at fair value, with changes in fair value recorded in net income in the period in which they arise.
Allowance for Credit Losses
For financial assets classified as amortized cost or debt instruments as FVTOCI and undrawn loan commitments, at each reporting period, the company assesses if there has been a significant increase in credit risk since the asset was originated to determine if a 12-month expected credit loss or a life-time expected credit loss should be recorded regardless of whether there has been an actual loss event. The company uses probability-weighted loss scenarios which consider multiple loss scenarios based on reasonable and supportable forecasts in order to calculate the expected credit losses.
The company assesses the carrying value of FVTOCI and amortized cost securities for impairment when there is objective evidence that the asset is impaired such as when an asset is in default. Impaired financial assets continue to record life-time expected credit losses; however interest revenue is calculated based on the net amortized carrying amount after deducting the loss allowance. When objective evidence of impairment exists, losses arising from impairment are reclassified from accumulated other comprehensive income to net income.
Derivative Financial Instruments and Hedge Accounting
The company selectively utilizes derivative financial instruments primarily to manage financial risks, including interest rate, commodity and foreign exchange risks. Derivative financial instruments are recorded at fair value within the company’s consolidated financial statements. Hedge accounting is applied when the derivative is designated as a hedge of a specific exposure and there is assurance that it will continue to be effective as a hedge based on an expectation of offsetting cash flows or fair values. Hedge accounting is discontinued prospectively when the derivative no longer qualifies as a hedge or the hedging relationship is terminated. Once discontinued, the cumulative change in fair value of a derivative that was previously recorded in other comprehensive income by the application of hedge accounting is recognized in net income over the remaining term of the original hedging relationship. The assets or liabilities relating to unrealized mark-to-market gains and losses on derivative financial instruments are recorded in accounts receivable and other or accounts payable and other, respectively.
Items Classified as Hedges
Realized and unrealized gains and losses on foreign exchange contracts designated as hedges of currency risks relating to a net investment in a subsidiary or an associate are included in equity. Gains or losses are reclassified into net income in the period in which the subsidiary or associate is disposed of or to the extent that the hedges are ineffective. Where a subsidiary is partially disposed, and control is retained, any associated gains or costs are reclassified within equity as ownership changes. Derivative financial instruments that are designated as hedges to offset corresponding changes in the fair value of assets and liabilities and  cash flows are measured at their estimated fair value with changes in fair value recorded in net income or as a component of equity, as applicable. Unrealized gains and losses on interest rate contracts designated as hedges of future variable interest payments are included in equity as a cash flow hedge when the interest rate risk relates to an anticipated variable interest payment. The periodic exchanges of payments on interest rate swap contracts designated as hedges of debt are recorded on an accrual basis as an adjustment to interest expense. The periodic exchanges of payments on interest rate contracts designated as hedges of future interest payments are amortized into net income over the term of the corresponding interest payments. Unrealized gains and losses on electricity contracts designated as cash flow hedges of future power generation revenue are included in equity as a cash flow hedge. The periodic exchanges of payments on power generation commodity swap contracts designated as hedges are recorded on a settlement basis as an adjustment to power generation revenue.
Items Not Classified as Hedges
Derivative financial instruments that are not designated as hedges are carried at their estimated fair value, and gains and losses arising from changes in fair value are recognized in net income in the period in which the change occurs. Realized and unrealized gains and losses on equity derivatives used to offset changes in share prices in respect of vested deferred share units and restricted share units are recorded together with the corresponding compensation expense. Realized and unrealized gains on other derivatives not designated as hedges are recorded in revenues, direct costs or corporate costs, as applicable. Realized and unrealized gains and losses on derivatives which are considered economic hedges, and where hedge accounting is not able to be elected, are recorded in fair value changes in the Consolidated Statements of Operations.

Description of accounting policy for income tax [text block]	q) Income Taxes Current income tax assets and liabilities are measured at the amount expected to be paid to tax authorities, net of recoveries, based on the tax rates and laws enacted or substantively enacted at the balance sheet date. Current and deferred income tax relating to items recognized directly in equity are also recognized in equity. Deferred income tax liabilities are provided for using the liability method on temporary differences between the tax bases and carrying amounts of assets and liabilities. Deferred income tax assets are recognized for all deductible temporary differences and for the carry forward of unused tax credits and unused tax losses, to the extent that it is probable that deductions, tax credits and tax losses can be utilized. The carrying amount of deferred income tax assets is reviewed at each balance sheet date and reduced to the extent it is no longer probable that the income tax assets will be recovered. Deferred income tax assets and liabilities are measured using the tax rates that are expected to apply to the year when the asset is realized or the liability settled, based on the tax rates and laws that have been enacted or substantively enacted at the balance sheet date.
Description of accounting policy for business combinations [text block]
r)    Business Combinations
Business combinations are accounted for using the acquisition method. The cost of a business acquisition is measured at the aggregate of the fair values at the date of exchange of assets given, liabilities incurred or assumed, and equity instruments issued in exchange for control of the acquiree. The acquiree’s identifiable assets, liabilities and contingent liabilities are recognized at their fair values at the acquisition date, except for non-current assets that are classified as held for sale which are recognized and measured at fair value less costs to sell. The interest of non-controlling shareholders in the acquiree is initially measured at the non-controlling shareholders’ proportion of the net fair value of the identifiable assets, liabilities and contingent liabilities recognized.
To the extent the fair value of consideration paid exceeds the fair value of the net identifiable tangible and intangible assets, the excess is recorded as goodwill. To the extent the fair value of consideration paid is less than the fair value of net identifiable tangible and intangible assets, the excess is recognized in net income.
When a business combination is achieved in stages, previously held interests in the acquired entity are re-measured to fair value at the acquisition date, which is the date control is obtained, and the resulting gain or loss, if any, is recognized in net income, other than amounts transferred directly to retained earnings. Amounts arising from interests in the acquiree prior to the acquisition date that have previously been recognized in other comprehensive income are reclassified to net income. Transaction costs are recorded as an expense within fair value changes in the Consolidated Statements of Operations.
Description of accounting policy for leases [text block]
s)    Leases
The company accounts for leases under IFRS 16 Leases (“IFRS 16”). Under IFRS 16, the company must assess whether a contract is, or contains, a lease at inception of the contract. A contract is, or contains, a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Control exists if a customer can make the important decisions governing the use of an asset specified in a contract similar to decisions made over assets owned by the business. The company has elected to not allocate contract consideration between lease and non-lease components, but rather account for each lease and non-lease component as a single lease component. This election is made by asset class.
For lessors, a lease shall be classified as either a finance or operating lease on commencement of the lease contract. If the contract represents a finance lease in which the risk and rewards of ownership have transferred to the lessee, a lessor shall recognize a finance lease receivable at an amount equal to the net investment in the lease discounted using the interest rate implicit in the lease. Subsequently, finance income is recognized at a constant rate on the net investment of the finance lease. Lease payments received from operating leases are recognized into income on a straight-line or other systematic basis.
For lessees, the company recognizes a right-of-use (“ROU”) asset and lease liability at the lease commencement date. The ROU asset is initially measured based on the calculated lease liability plus initial direct costs incurred by the lessee, estimates to dismantle and restore the underlying asset at the end of the lease term and lease payments made net of incentives received at or before the lease commencement date. It is classified as either investment in PP&E, or inventory depending on the nature of the asset and is subsequently accounted for consistently with owned assets within the respective asset classes with the exception of PP&E. Unlike most of the company’s owned assets within PP&E, lease assets classified within PP&E are subsequently measured applying the cost method rather than the revaluation method. The ROU asset is depreciated applying a straight-line method or other systematic basis over the shorter of the useful life of the underlying asset or the term of the lease. Lease contracts often include an option to extend the term of the lease and such extensions are factored into the lease term if the company is reasonably certain to exercise that option. ROU assets are tested for impairment in accordance with IAS 36, Impairment of Assets. Refer to Note 2(h) for additional details of our accounting policies governing investment properties, PP&E and inventory.
Lease liabilities are classified within accounts payable and other and are recognized at the commencement of the lease, initially measured at the present value of future lease payments not paid as at the commencement date, discounted using the interest rate implicit in the lease, or the lessee’s incremental borrowing rate if the implicit rate cannot be readily determined. Lease liabilities are subsequently measured at amortized cost by applying the effective interest method. Lease liabilities are remeasured if there is reassessment of the timing or amount of future lease payments arising from a change in an index or rate, revisions to estimates of the lease term or residual value guarantee, or a change in the assessment of an option to purchase the underlying asset. Such remeasurements of the lease liability are generally recognized as an adjustment to the ROU asset unless further reduction in the measurement of the lease liability would reduce a ROU asset below zero, in which case it is recorded in the Consolidated Statements of Operations.
Variable rents that do not depend on an index or rate are not included in the measurement of the lease liability and the ROU asset. The related payments are recognized as an expense in the period in which the event or condition that triggers those payments occurs and are classified within direct costs in the Consolidated Statements of Operations.
We are applying certain practical expedients as permitted by the standard; specifically, we have elected to apply practical expedients associated with short-term and low-value leases that allow the company to record operating expenses on such leases on a straight-line basis without having to capitalize the lease arrangement.
We have also applied a number of critical judgments in applying this standard, including: i) identifying whether a contract (or part of a contract) includes a lease; ii) determining whether it is reasonably certain that lease extension or termination options will be exercised in determining the lease term; and iii) determining whether variable payments are in-substance fixed. Critical estimates used in the application of IFRS 16 include estimating the lease term and determining the appropriate rate at which to discount the lease payments.

Description of Accounting Policy For Capitalized Costs [Policy Text Block]
i.    Capitalized Costs
Capitalized costs related to assets under development and redevelopment include all eligible expenditures incurred in connection with the acquisition, development and construction of the asset until it is available for its intended use. These expenditures consist of costs that are directly attributable to these assets.
Borrowing costs are capitalized when such costs are directly attributable to the acquisition, construction or production of a qualifying asset. A qualifying asset is an asset that takes a substantial period of time to prepare for its intended use.
Description of accounting policy for share-based payment transactions [text block]	ii. Share-based Payments The company issues share-based awards to certain employees and non-employee directors. The cost of equity-settled share-based transactions, comprised of share options, restricted shares and escrowed shares, is determined as the fair value of the award on the grant date using a fair value model. The cost of equity-settled share-based transactions is recognized as each tranche vests and is recorded in contributed surplus as a component of equity. The cost of cash-settled share-based transactions, comprised of Deferred Share Units (“DSUs”) and Restricted Share Units (“RSUs”), is measured as the fair value at the grant date, and expensed on a proportionate basis consistent with the vesting features over the vesting period with the recognition of a corresponding liability. The liability is recorded as a provision within accounts payable and other on the Consolidated Balance Sheets and measured at each reporting date at fair value with changes in fair value recognized in net income.
Description of accounting policy for provisions [text block]
iii.    Provisions
A provision is a liability of uncertain timing that is recognized when the company has a present obligation as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The company’s significant provisions consist of pensions and other long-term and post-employment benefits, warranties on some products or services, obligations to retire or decommission tangible long-lived assets and the cost of legal claims arising in the normal course of operations.
a.    Pensions and Other Post-Employment Benefits
The company offers pension and other post-employment benefit plans to employees of certain of its subsidiaries, with certain of these subsidiaries offering defined benefit plans. Defined benefit pension expenses, which include the current year’s service cost, are included in direct costs. For each defined benefit plan, we recognize the present value of our defined benefit obligations less the fair value of the plan assets as a defined benefit liability reported within accounts payable and other on the Consolidated Balance Sheets. The company’s obligations under its defined benefit pension plans are determined periodically through the preparation of actuarial valuations.
b.    Other Long-Term Incentive Plans
The company provides long-term incentive plans to certain employees whereby the company allocates a portion of the amounts realized through subsidiary profit-sharing agreements to its employees. The cost of these plans is recognized over the requisite service period, provided it is probable that the vesting conditions will be achieved, based on the underlying subsidiary profit sharing arrangement. The liability is recorded within accounts payable and other and measured at each reporting date with the corresponding expense recognized in direct costs in the Consolidated Statements of Operations.

c.    Warranties, Asset Retirement, Legal and Other
Certain consolidated entities offer warranties on the sale of products or services. A provision is recorded to provide for future warranty costs based on management’s best estimate of probable warranty claims.
Certain consolidated entities have legal obligations to retire tangible long-lived assets. A provision is recorded at each reporting date to provide for the estimated fair value of the asset retirement obligation upon decommissioning of the asset period.
In the normal course of operations, the company may become involved in legal proceedings. Management analyzes information about these legal matters and provides provisions for probable contingent losses, including estimated legal expenses to resolve the matters. Internal and external legal counsel are used in order to estimate the probability of an unfavorable outcome and the amount of loss.
Disclosure of accounting judgements and estimates [text block]
u)    Critical Estimates and Judgments
The preparation of financial statements requires management to make estimates and judgments that affect the carried amounts of certain assets and liabilities, disclosures of contingent assets and liabilities and the reported amounts of revenues and expenses recorded during the period. Actual results could differ from those estimates.
In making estimates and judgments, management relies on external information and observable conditions, where possible, supplemented by internal analysis as required. These estimates and judgments have been applied in a manner consistent with prior periods and there are no known trends, commitments, events or uncertainties that the company believes will materially affect the methodology or assumptions utilized in making estimates and judgments in these consolidated financial statements.
i.    Critical Estimates
The significant estimates used in determining the recorded amount for assets and liabilities in the consolidated financial statements include the following:
a.    Investment Properties
The critical assumptions and estimates used when determining the fair value of commercial properties are: discount rates and terminal capitalization rates for properties valued using a discounted cash flow model and capitalization rates for properties valued using a direct capitalization approach. Management also uses assumptions and estimates in determining expected future cash flows in discounted cash flow models and stabilized net operating income used in values determined using the direct capitalization approach. Properties under development are recorded at fair value using a discounted cash flow model which includes estimates in respect of the timing and cost to complete the development.
Further information on investment property estimates on fair value is provided in Note 11.
b.    Revaluation Method for Property, Plant and Equipment
When determining the carrying value of PP&E using the revaluation method, the company uses the following critical assumptions and estimates: the timing of forecasted revenues; future sales prices and associated expenses; future sales volumes; future regulatory rates; maintenance and other capital expenditures; discount rates; terminal capitalization rates; terminal valuation dates; useful lives; and residual values. Determination of the fair value of PP&E under development includes estimates in respect of the timing and cost to complete the development.
Further information on estimates used in the revaluation method for PP&E is provided in Note 12.
c.    Financial Instruments
Estimates and assumptions used in determining the fair value of financial instruments are: equity and commodity prices; future interest rates; the credit worthiness of the company relative to its counterparties; the credit risk of the company’s counterparties; estimated future cash flows; the amount of the liability and equity components of compound financial instruments; discount rates and volatility utilized in option valuations.
Further information on estimates used in determining the carrying value of financial instruments is provided in Notes 6 and 25.
d.    Inventory
The company estimates the net realizable value of its inventory using estimates and assumptions about future development costs, costs to hold and future selling costs.
e.    Other
Other estimates and assumptions utilized in the preparation of the company’s consolidated financial statements are: the assessment or determination of net recoverable amount; oil and gas reserves; depreciation and amortization rates and useful lives; estimation of recoverable amounts of cash-generating units for impairment assessments of goodwill and intangible assets; ability to utilize tax losses and other tax measurements; fair value of assets held as collateral and the percentage of completion for construction contracts.
ii.    Critical Judgments
Management is required to make critical judgments when applying its accounting policies. The following judgments have the most significant effect on the consolidated financial statements:
a.    Control or Level of Influence
When determining the appropriate basis of accounting for the company’s investees, the company makes judgments about the degree of influence that it exerts directly or through an arrangement over the investees’ relevant activities. This may include the ability to elect investee directors or appoint management. Control is obtained when the company has the power to direct the relevant investing, financing and operating decisions of an entity and does so in its capacity as principal of the operations, rather than as an agent for other investors. Operating as a principal includes having sufficient capital at risk in any investee and exposure to the variability of the returns generated as a result of the decisions of the company as principal. Judgment is used in determining the sufficiency of the capital at risk or variability of returns. In making these judgments, the company considers the ability of other investors to remove the company as a manager or general partner in a controlled partnership.
b.    Investment Properties
When applying the company’s accounting policy for investment properties, judgment is applied in determining whether certain costs are additions to the carrying amount of the property and, for properties under development, identifying the point at which practical completion of the property occurs and identifying the directly attributable borrowing costs to be included in the carrying value of the development property.
c.    Property, Plant and Equipment
The company’s accounting policy for its PP&E requires critical judgments over the assessment of carrying value, whether certain costs are additions to the carrying amount of the PP&E as opposed to repairs and maintenance, and for assets under development. the identification of when the asset is capable of being used as intended and identifying the directly attributable borrowing costs to be included in the asset’s carrying value.
For assets that are measured using the revaluation method, judgment is required when estimating future prices, volumes, discount and capitalization rates. Judgment is applied when determining future electricity prices considering broker quotes for the years in which there is a liquid market available and, for the subsequent years, our best estimate of electricity prices from renewable sources that would allow new entrants into the market.
d.    Identifying Performance Obligations for Revenue Recognition
Management is required to identify performance obligations relating to contracts with customers at the inception of each contract. IFRS 15 requires a contract’s transaction price to be allocated to each distinct performance obligation and subsequently recognized into income when, or as, the performance obligation is satisfied. Judgment is used when assessing the pattern of delivery of the product or service to determine if revenue should be recognized at a point in time or over time. For certain service contracts recognized over time, judgment is required to determine if revenue from variable consideration such as incentives, claims and variations from contract modifications has met the required probability threshold to be recognized.
Management also uses judgment to determine whether contracts for the sale of products and services have distinct performance obligations that should be accounted for separately or as a single performance obligation. Goods and services are considered distinct if: (1) a customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer; and (2) the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract.
Additional details about revenue recognition policies across our operating segments are included in Note 2(o) of the consolidated financial statements.
e.    Common Control Transactions
The purchase and sale of businesses or subsidiaries between entities under common control are not specifically addressed in IFRS and accordingly, management uses judgment when determining a policy to account for such transactions taking into consideration other guidance in the IFRS framework and pronouncements of other standard-setting bodies. The company’s policy is to record assets and liabilities recognized as a result of transfers of businesses or subsidiaries between entities under common control at carrying value. Differences between the carrying amount of the consideration given or received and the carrying amount of the assets and liabilities transferred are recorded directly in equity.
f.    Indicators of Impairment
Judgment is applied when determining whether indicators of impairment exist when assessing the carrying values of the company’s assets, including: the determination of the company’s ability to hold financial assets; the estimation of a cash-generating unit’s future revenues and direct costs; the determination of discount and capitalization rates; and when an asset’s carrying value is above the value derived using publicly traded prices which are quoted in a liquid market.
g.    Income Taxes
The company makes judgments when determining the future tax rates applicable to subsidiaries and identifying the temporary differences that relate to each subsidiary. Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply during the period when the assets are realized or the liabilities settled, using the tax rates and laws enacted or substantively enacted at the consolidated balance sheet dates. The company measures deferred income taxes associated with its investment properties based on its specific intention with respect to each asset at the end of the reporting period. Where the company has a specific intention to sell a property in the foreseeable future, deferred taxes on the building portion of an investment property are measured based on the tax consequences that would follow the disposition of the property. Otherwise, deferred taxes are measured on the basis the carrying value of the investment property will be recovered substantially through use.
h.    Classification of Non-Controlling Interests in Limited-Life Funds
Non-controlling interests in limited-life funds are classified as liabilities (subsidiary equity obligations) or equity (non-controlling interests) depending on whether an obligation exists to distribute residual net assets to non-controlling interests on liquidation in the form of cash or another financial asset or assets delivered in kind. Judgment is required to determine what the governing documents of each entity require or permit.
i.    Other
Other critical judgments include the determination of effectiveness of financial hedges for accounting purposes; the likelihood and timing of anticipated transactions for hedge accounting; and the determination of functional currency.